Subsequent Events		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Aug. 31, 2024	Nov. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 5 — Subsequent Events

In preparing the accompanying financial statements, the Company considered disclosures of events occurring after December 31, 2023, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event:

Business Combination

On September 5, 2024, EVGR entered into the Merger Agreement, which was subsequently amended and restated on September 18, 2024, by and among EVGR, PubCo, Evergreen Merger Sub Inc. (“Merger Sub”), Forekast Limited (“Forekast”) and FISB (“FISB”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) EVGR will reincorporate in the Cayman Islands by merging with and into PubCo as a result of the Reincorporation Merger; (ii) Merger Sub will merge with and into Forekast resulting in Forekast being a wholly-owned subsidiary of PubCo. The board of directors of EVGR has unanimously (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of EVGR.

The aggregate consideration for the Acquisition Merger is $105,000,000, payable in the form of 10,500,000 newly issued PubCo Ordinary Shares (the “Closing Payment Shares”) valued at $10.00 per share to Forekast and its shareholders. At the closing of the Acquisition Merger (the “Closing”), the issued and outstanding shares in Forekast held by the former Forekast shareholders will be cancelled and cease to exist, in exchange for the issuance of the Closing Payment Shares.

At the Closing, without any further action on the part of EVGR, PubCo, Merger Sub, Forekast or FISB, each ordinary share of Forekast issued and outstanding immediately prior to the Closing shall be canceled and automatically converted into the right to receive, without interest, a number of PubCo Ordinary Shares equal in value to the quotient of the Closing Payment Shares divided by the fully diluted capitalization of Forekast. No certificates or scrip representing fractional PubCo Ordinary Shares will be issued pursuant to the Business Combination.

Advances – Related Party

From January 1, 2024 until the issuance of the financial statements, the Parent has advanced $79,739 and the Parents’s Sponsor Evergreen LLC has advanced $3,801, to the Company. The amounts are unsecured, interest free and due on demand.

Note 6 — Subsequent Events

In preparing the accompanying financial statements, the Company considered disclosures of events occurring after September 30, 2024, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event:

From October 1, 2024 until the issuance of the financial statements, the Parent has advanced $20,799 to the Company. The total amount due to related party is $86,406. The amounts are unsecured, interest free and due on demand.

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the unaudited financial statements were available to issue. Based upon this review, the Company identified the following subsequent events:

On September 5, 2024, Evergreen Corporation (“EVGR” or the “Company”) entered into the Merger Agreement, which was subsequently amended and restated on September 18, 2024 by and among EVGR, Evergreen Merger Corporation, a Cayman Islands exempted company and wholly owned subsidiary of EVGR (“PubCo”), Evergreen Merger Sub Inc. (“Merger Sub”), a company limited by shares registered in the British Virgin Islands and a wholly-owned subsidiary of PubCo, Forekast Limited., a company limited by shares registered in the British Virgin Islands (“Forekast”), and Forekast International Sdn. Bhd., a company organized under the laws of Malaysia and a wholly owned subsidiary of Forekast (“FISB”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) EVGR will reincorporate in the Cayman Islands by merging with and into PubCo, with PubCo remaining as the surviving publicly traded entity (the “Reincorporation Merger”); (ii) after the Reincorporation Merger, Merger Sub will be merged with and into Forekast, resulting in Forekast being a wholly owned subsidiary of PubCo (the “Acquisition Merger” and together with the Reincorporation Merger, the “Business Combination”). In connection with the consummation of the Business Combination, EVGR will be renamed “Forekast Group.”

The aggregate consideration for the Acquisition Merger is $105,000,000, payable in the form of 10,500,000 newly issued PubCo Ordinary Shares (the “Closing Payment Shares”) valued at $10.00 per share to Forekast and its shareholders. At the closing of the Acquisition Merger (the “Closing”), the issued and outstanding shares in Forekast held by the former Forekast shareholders will be cancelled and cease to exist, in exchange for the issuance of the Closing Payment Shares.

On September 6, 2024, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $1,000,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose.

The Company has deposited $80,000 on September 10, 2024 in the Company’s Trust Account to extend the period of time from September 11, 2024 to October 11, 2024 to complete the business combination.

The Company has deposited $80,000 on October 8, 2024 in the Company’s Trust Account to extend the period of time from October 11, 2024 to November 11, 2024 to complete the business combination.

The Company has deposited $80,000 on November 8, 2024 in the Company’s Trust Account to extend the period of time from November 11, 2024 to December 11, 2024 to complete the business combination.

The Company has deposited $80,000 on December 9, 2024 in the Company’s Trust Account to extend the period of time from December 11, 2024 to January 11, 2025 to complete the business combination.

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the unaudited financial statements were available to issue. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.